Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 20 - Other Current Liabilities

	As of December 31,
(In $ millions)	2022	2021
VAT payable	22.7	6.6
Other current taxes payable (1)	11.4	4.6
Accrued payroll and severance	0.2	0.7
Operating lease liability, current	0.5	0.7
Corporate income taxes payable	—	4.4
Other current liabilities	1.4	1.4
Total other current liabilities	36.2	18.4
(1) Other current taxes payable includes withholding tax, payroll tax and other indirect tax related liabilities.